Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

At December 31,	2016	2017
At cost:
Land	$—	$363
Buildings	$4,557	$22,115
Machinery and equipment	362	211
Leasehold improvements	1,981	4,313
Furniture and fixtures	24	32
Motor vehicles	275	304
Total	7,199	27,338
Less: accumulated depreciation	(3,464)	(3,590)
Construction in process	—	13,228
Net book value	$3,735	$36,976